FINANCIAL INSTRUMENTS AND RISKS (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Investment securities	R$ 1,170.5	R$ 277.2
Derivatives assets at fair value through profit and loss	2.7
Derivatives – operational hedges	1,215.9	379.7
Total	2,389.1	656.9
Put options granted on subsidiaries	1,184.2	2,791.1
Other liabilities	300.5	272.6
Derivatives liabilities at fair value through profit and loss		2.3
Derivatives – operational hedges	211.4	760.8
Total	1,696.1	3,826.8
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Investment securities	1,170.5	277.2
Derivatives assets at fair value through profit and loss	2.7
Derivatives – operational hedges	21.3	53.4
Total	1,194.5	330.6
Put options granted on subsidiaries
Other liabilities
Derivatives liabilities at fair value through profit and loss		2.3
Derivatives – operational hedges	52.2	70.0
Total	52.2	72.3
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Investment securities
Derivatives assets at fair value through profit and loss
Derivatives – operational hedges	1,194.6	326.3
Total	1,194.6	326.3
Put options granted on subsidiaries
Other liabilities
Derivatives liabilities at fair value through profit and loss
Derivatives – operational hedges	159.2	690.8
Total	159.2	690.8
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Investment securities
Derivatives assets at fair value through profit and loss
Derivatives – operational hedges
Total
Put options granted on subsidiaries	1,184.2	2,791.1
Other liabilities	300.5	272.6
Derivatives liabilities at fair value through profit and loss
Derivatives – operational hedges
Total	R$ 1,484.7	R$ 3,063.7